Tax situation (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets [Abstract]
Deferred tax assets	$ 38,305	$ 43,129
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	31,422	15,790
Sociedad Minera Cerro Verde S.A.A. [Member]
Deferred tax assets [Abstract]
Deferred tax assets	158,008	164,100	$ 25,035
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	383,605	328,215	356,691
Deferred tax liabilities before supplementary retirement fund	225,597	164,115	331,656
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	2,651	1,890	3,458
Net deferred tax liabilities	228,248	166,005	335,114
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for remediation and mine closure,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	15,131	12,083	9,180
Sociedad Minera Cerro Verde S.A.A. [Member] | Unpaid vacations,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	5,937	5,293	4,055
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for mining taxes,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	4,120	8,742	4,003
Sociedad Minera Cerro Verde S.A.A. [Member] | Cost of net asset for construction of tailing dam,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	2,638	2,007	2,321
Sociedad Minera Cerro Verde S.A.A. [Member] | Development costs,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	122	183	228
Sociedad Minera Cerro Verde S.A.A. [Member] | Price adjustment of copper concentrates and cathode,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	6,050	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Other provisions,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	10,450	4,240	5,248
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference in depreciation method,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	337,642	261,434	283,882
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference in valuation of inventories,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	16,605	16,264	25,087
Sociedad Minera Cerro Verde S.A.A. [Member] | Price adjustment of copper concentrates and cathode,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	0	25,840	24,128
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	27,464	22,014	23,594
Sociedad Minera Cerro Verde S.A.A. [Member] | Debt issuance costs , deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred Tax Liabilities, Net	1,894	2,663	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Royalty accrual, deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	109,505	127,475	0
Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT Assessments, deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	$ 4,055	$ 4,077	$ 0